Earnings Per Share (Eps): - Schedule of Potentially Dilutive Securities Excluded Due to their Antidilutive Nature (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Potentially Dilutive Securities Excluded Due to their Antidilutive Nature [Line Items]
Issuance Date Potential	554,467
Convertible Notes [Member]
Schedule of Potentially Dilutive Securities Excluded Due to their Antidilutive Nature [Line Items]
Issuance Date Potential	154,467	December, 2024
Restricted Stock Units [Member]
Schedule of Potentially Dilutive Securities Excluded Due to their Antidilutive Nature [Line Items]
Issuance Date Potential	400,000	December, 2024